Consolidated Statements of Changes In Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Net of issuance cost	$ 1,101	$ 487